Schedule of Investments
September 30, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–97.09%
Australia–2.60%
Dexus	239,924	$1,531,171
Scentre Group	1,304,382	2,063,927
		3,595,098
Belgium–1.18%
Cofinimmo S.A.	6,709	1,007,512
Montea C.V.A	5,300	627,335
		1,634,847
Brazil–0.46%
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	154,887	640,961
Canada–2.60%
Allied Properties REIT	47,885	1,289,233
Canadian Apartment Properties REIT	42,806	1,493,251
Killam Apartment REIT	62,395	813,471
		3,595,955
China–5.63%
Agile Group Holdings Ltd.	156,000	204,976
China Aoyuan Group Ltd.	119,000	122,125
China Resources Land Ltd.	452,444	2,057,631
China SCE Group Holdings Ltd.	568,000	254,817
CIFI Holdings Group Co. Ltd.	1,436,000	1,061,007
Country Garden Holdings Co. Ltd.	578,000	712,172
Longfor Group Holdings Ltd.(a)	193,500	1,087,669
Shimao Group Holdings Ltd.	438,500	1,822,253
Yuexiu Property Co. Ltd.	2,418,000	473,099
		7,795,749
France–1.94%
Covivio	9,887	697,898
Gecina S.A.	12,761	1,688,282
Unibail-Rodamco-Westfield	8,229	303,915
		2,690,095
Germany–6.71%
Deutsche Wohnen SE	23,067	1,154,196
Grand City Properties S.A.	52,307	1,263,961
Vonovia SE	99,909	6,865,598
		9,283,755
Hong Kong–5.55%
Hang Lung Properties Ltd.	554,000	1,412,718
Link REIT	112,600	920,436
Sun Hung Kai Properties Ltd.	277,500	3,557,525
Swire Properties Ltd.	667,000	1,762,408
Wharf Holdings Ltd. (The)	10,000	19,985
		7,673,072
India–0.21%
DLF Ltd.	138,475	288,101
Indonesia–0.22%
PT Bumi Serpong Damai Tbk(b)	433,800	21,575
Shares		Value
Indonesia–(continued)
PT Pakuwon Jati Tbk(b)	11,654,600	$277,624
		299,199
Japan–10.65%
Activia Properties, Inc.	353	1,342,413
GLP J-REIT	982	1,515,939
Japan Prime Realty Investment Corp.	465	1,443,989
Japan Retail Fund Investment Corp.	960	1,486,598
LaSalle Logiport REIT	678	1,132,200
Mitsui Fudosan Co. Ltd.	119,058	2,073,724
Mitsui Fudosan Logistics Park, Inc.	231	1,104,500
Nomura Real Estate Master Fund, Inc.	249	313,054
ORIX JREIT, Inc.	1,040	1,604,389
Sumitomo Realty & Development Co. Ltd.	61,089	1,807,326
Tokyu Fudosan Holdings Corp.	213,000	917,006
		14,741,138
Malta–0.00%
BGP Holdings PLC, (Acquired 08/06/2009; Cost $0)(a)(b)(c)	1,355,927	0
Mexico–0.37%
Macquarie Mexico Real Estate Management S.A. de C.V.(a)	419,000	514,666
Philippines–1.20%
Ayala Land, Inc.	1,519,430	930,933
Megaworld Corp.(b)	10,799,300	661,142
SM Prime Holdings, Inc.	100,300	60,997
		1,653,072
Singapore–3.00%
Ascendas India Trust	477,500	480,375
Ascendas REIT	446,456	1,065,843
CapitaLand Ltd.	746,700	1,491,956
Keppel DC REIT	324,700	693,949
Mapletree Industrial Trust	175,300	413,983
		4,146,106
South Africa–0.24%
Growthpoint Properties Ltd.	401,179	293,024
SA Corporate Real Estate Ltd.	539,494	37,334
		330,358
Spain–0.85%
Merlin Properties SOCIMI S.A.	141,942	1,182,044
Sweden–1.56%
Fabege AB	57,675	799,809
Wihlborgs Fastigheter AB	68,584	1,358,426
		2,158,235
Thailand–0.69%
Central Pattana PCL, Foreign Shares	270,100	362,956
WHA Corp. PCL, Foreign Shares	6,674,700	595,178
		958,134

See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Shares		Value
United Kingdom–3.79%
Assura PLC	888,116	$882,395
GCP Student Living PLC	233,612	371,522
Land Securities Group PLC	210,085	1,414,618
Segro PLC	58,318	701,046
Tritax Big Box REIT PLC	771,490	1,544,194
Workspace Group PLC	46,818	324,919
		5,238,694
United States–47.64%
Agree Realty Corp.	11,442	728,169
Alexandria Real Estate Equities, Inc.	22,564	3,610,240
American Assets Trust, Inc.	26,041	627,328
American Tower Corp.	6,688	1,616,690
Americold Realty Trust	13,028	465,751
Apple Hospitality REIT, Inc.	119,936	1,152,585
Brandywine Realty Trust	90,099	931,624
CubeSmart	25,616	827,653
CyrusOne, Inc.	33,845	2,370,165
Digital Realty Trust, Inc.	2,642	387,740
Duke Realty Corp.	92,563	3,415,575
Equity LifeStyle Properties, Inc.	12,490	765,637
Equity Residential	59,598	3,059,165
Essential Properties Realty Trust, Inc.	88,801	1,626,834
Extra Space Storage, Inc.	12,866	1,376,533
First Industrial Realty Trust, Inc.	31,477	1,252,785
Gaming and Leisure Properties, Inc.	43,404	1,602,910
Healthcare Realty Trust, Inc.	51,081	1,538,560
Healthcare Trust of America, Inc., Class A	57,610	1,497,860
Healthpeak Properties, Inc.	126,427	3,432,493
Host Hotels & Resorts, Inc.	161,399	1,741,495
Invitation Homes, Inc.	154,870	4,334,811
Kimco Realty Corp.	26,506	298,458
Medical Properties Trust, Inc.	10,859	191,444
Shares		Value
United States–(continued)
National Retail Properties, Inc.	62,622	$2,161,085
NETSTREIT Corp.	17,767	324,425
Prologis, Inc.	11,428	1,149,885
Public Storage	1,282	285,527
QTS Realty Trust, Inc., Class A	21,267	1,340,246
Realty Income Corp.	46,247	2,809,505
Regency Centers Corp.	47,498	1,805,874
Retail Opportunity Investments Corp.	131,936	1,374,114
Rexford Industrial Realty, Inc.	37,383	1,710,646
Sabra Health Care REIT, Inc.	92,160	1,270,426
STAG Industrial, Inc.	50,344	1,534,989
Sun Communities, Inc.	12,416	1,745,814
UDR, Inc.	85,893	2,800,971
VEREIT, Inc.	368,018	2,392,117
VICI Properties, Inc.	141,200	3,299,844
Weyerhaeuser Co.	36,856	1,051,133
		65,909,106
Total Common Stocks & Other Equity Interests (Cost $132,034,988)		134,328,385
Money Market Funds–1.96%
Invesco Government & Agency Portfolio, Institutional Class, 0.02%(d)(e)	900,357	900,357
Invesco Liquid Assets Portfolio, Institutional Class, 0.10%(d)(e)	786,719	787,112
Invesco Treasury Portfolio, Institutional Class, 0.02%(d)(e)	1,028,979	1,028,979
Total Money Market Funds (Cost $2,716,448)		2,716,448
TOTAL INVESTMENTS IN SECURITIES—99.05% (Cost $134,751,436)		137,044,833
OTHER ASSETS LESS LIABILITIES–0.95%		1,313,059
NET ASSETS–100.00%		$138,357,892
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at September 30, 2020 was $1,602,335, which represented 1.16% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended September 30, 2020.

	Value December 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value September 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$857,646	$10,573,823	$(10,531,112)	$-	$-	$900,357	$2,441
Invesco Liquid Assets Portfolio, Institutional Class	618,970	7,600,032	(7,432,464)	10	564	787,112	2,477
Invesco Treasury Portfolio, Institutional Class	980,167	12,084,369	(12,035,557)	-	-	1,028,979	2,635
Total	$2,456,783	$30,258,224	$(29,999,133)	$10	$564	$2,716,448	$7,553

(e)	The rate shown is the 7-day SEC standardized yield as of September 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. Global Real Estate Fund

Notes to Quarterly Schedule of Portfolio Holdings
September 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of September 30, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$—	$3,595,098	$—	$3,595,098
Belgium	—	1,634,847	—	1,634,847
Brazil	640,961	—	—	640,961
Canada	3,595,955	—	—	3,595,955
China	—	7,795,749	—	7,795,749
France	303,915	2,386,180	—	2,690,095
Germany	—	9,283,755	—	9,283,755
Hong Kong	—	7,673,072	—	7,673,072
India	—	288,101	—	288,101
Indonesia	—	299,199	—	299,199
Japan	—	14,741,138	—	14,741,138
Malta	—	—	0	0
Mexico	514,666	—	—	514,666
Philippines	—	1,653,072	—	1,653,072
Singapore	—	4,146,106	—	4,146,106
South Africa	—	330,358	—	330,358
Spain	—	1,182,044	—	1,182,044
Sweden	—	2,158,235	—	2,158,235
Thailand	—	958,134	—	958,134
United Kingdom	—	5,238,694	—	5,238,694
United States	65,909,106	—	—	65,909,106
Money Market Funds	2,716,448	—	—	2,716,448
Total Investments	$73,681,051	$63,363,782	$0	$137,044,833
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco V.I. Global Real Estate Fund